Fair Value Measurement - Valuation Techniques and Quantitative Information About Significant Non-observable Inputs Used In Level 3 Financial Instruments (Detail) - Level 3 of fair value hierarchy [member]
$ in Millions
	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	$ 1,588	$ 1,400	$ 1,737
Financial liabilities, fair value	(1,009)	(294)	(869)
Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(742)	4	(601)
Loans mandatorily measured at FVTPL Business and government [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	1,038
Corporate equity and debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	6
Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	4	16	7
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	392	240	291
Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	55	135	173
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(54)	(107)	(112)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	49	98	104
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(77)	(163)	(155)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	13	212	252
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(136)	(28)	(1)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets, fair value	35	$ 48	$ 56
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	(691)
Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial liabilities, fair value	$ (51)
Bottom of range [member] | Loans mandatorily measured at FVTPL Business and government [member] | Discounted cash flow [member] | Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.006
Bottom of range [member] | Corporate equity and debt [member] | Securities mandatorily measured at FVTPL [member] | Multi-period excess earnings method [member] | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	11.6
Bottom of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Market approach [member] | Market proxy or direct broker quote
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.5
Bottom of range [member] | Credit derivatives [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member] | Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.020
Bottom of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.271
Bottom of range [member] | Equity derivatives [member] | Derivative Assets [member] | Market approach [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.339
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Probability assumption
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1.000
Bottom of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.471
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.471
Bottom of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Probability assumption
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	1.000
Bottom of range [member] | Corporate equity limited partenrship [member] | Equity securities designated at FVOCI [member] | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	8.6
Bottom of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	(0.180)
Bottom of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.090
Bottom of range [member] | Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member] | Option pricing model [member] | Funding ratio
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.327
Top of range [member] | Loans mandatorily measured at FVTPL Business and government [member] | Discounted cash flow [member] | Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.021
Top of range [member] | Corporate equity and debt [member] | Securities mandatorily measured at FVTPL [member] | Multi-period excess earnings method [member] | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	11.6
Top of range [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member] | Market approach [member] | Market proxy or direct broker quote
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.5
Top of range [member] | Credit derivatives [member] | Derivative liabilities [member] | Market approach [member] | Market proxy or direct broker quote
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.406
Top of range [member] | Credit derivatives [member] | Securities mandatorily measured at FVTPL [member] | Discounted cash flow [member] | Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.020
Top of range [member] | Credit derivatives [member] | Derivative Assets [member] | Market approach [member] | Market proxy or direct broker quote
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.406
Top of range [member] | Equity derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.978
Top of range [member] | Equity derivatives [member] | Derivative Assets [member] | Market approach [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.920
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Probability assumption
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1.000
Top of range [member] | Interest rate derivatives [member] | Derivative liabilities [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.903
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	0.902
Top of range [member] | Interest rate derivatives [member] | Derivative Assets [member] | Option pricing model [member] | Probability assumption
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	1.000
Top of range [member] | Corporate equity limited partenrship [member] | Equity securities designated at FVOCI [member] | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	10.6
Top of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Market correlation
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	1.000
Top of range [member] | Deposits designated at FVTPL and net bifurcated embedded derivative liabilities [member] | Deposits and other liabilities [member] | Option pricing model [member] | Market volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.186
Top of range [member] | Other liabilities designated at FVTPL [member] | Deposits and other liabilities [member] | Option pricing model [member] | Funding ratio
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, liabilities	0.327